LONG-TERM BORROWINGS, EXCLUDING CURRENT PORTION (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM BORROWINGS, EXCLUDING CURRENT PORTION
Schedule of long-term borrowings, excluding current portion

		As of December 31,
		2018	2019
		RMB	RMB
Long‑term bank loans	(a)	4,500	699,250
Less: current portion	(a)	(1,250)	(30,000)
Rent financing	9(a)	179,396	—
Long‑term borrowings, excluding current portion		182,646	669,250
(a)

The Group borrowed long-term loans from commercial banks for terms of three years at the interest rate between 3.20%-  7.13%. As of December 31, 2018, the outstanding balance was RMB4,500 with a guarantee provided, among which the balance of RMB1,250 is classified as current portion of long-term borrowing. As of December 31, 2019, the outstanding balance was RMB699,250, among which RMB696,000 of cash were deposited to facilitate the loans and the balance of RMB 3,250 was guaranteed. The balance of RMB30,000 is classified as current portion of long term borrowing. The weighted average interest rates for the outstanding borrowings as of December 31, 2018 and 2019 were 7.13% and 4.14% , respectively.

Schedule of future principal payments for the Group's long - term borrowings

Year ending December 31,	RMB
2020	30,000
2021	29,250
2022	640,000
Total	699,250